Fair Value of Financial Instruments (Restated) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Schedule of Reconciliation of Level 3 Fair Value Measurements of Financial Assets

The reconciliation of Level 3 fair value measurements of financial assets is presented as follows:

Fair value through other comprehensive income
	Unquoted debt securities	Total

1 January 2023	-	-
Total gains or losses:
- in profit or loss	-	-
- in other comprehensive income	-	-
Purchases	-	-
Issues	-	-
Disposals/settlements	-	-
Transfer into level 3	2,322	2,322
Transfers out of level 3	-	-

31 December 2023	2,322	2,322

Schedule of Impact of Restatements

The impact of restatements is as follows:

Financial assets	Fair value hierarchy	2022 (as previously reported)	Adjustment	2022 (restated)
Non-derivative financial assets at FVTOCI (Note 11)	Level 1	838,260	(837,024)	1,236
Non-derivative financial assets at FVTOCI (Note 11)	Level 2	237,948	837,024	1,074,972

Fair value Recurring
Disclosure of fair value measurement of assets [line items]
Schedule of Fair Value Financial Assets and Financial Liabilities Measured at Fair Value	The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation technique(s) and inputs used).

Financial assets/ financial liabilities	2022	2023	Fair value hierarchy	Valuation technique(s) and key input(s)
Non-derivative financial assets at FVTOCI (Note 11)	1,236	3,968	Level 1	Quoted prices in an active market.
Non-derivative financial assets at FVTOCI (Note 11)	1,074,972	1,370,806	Level 2	Quoted prices in markets that are not active.
Non-derivative financial assets at FVTOCI (Note 11)	-	2,322	Level 3	DCF method with weighted average discount ratio 18.3%
Unlisted equity investments classified as financial assets at FVTOCI	34	34	Level 3	Adjusted net assets based on most recent published financial statements of unlisted companies with discount for marketability and liquidity. Discount ratios varies from 10% to 30%.
Derivative financial assets (Note 11)	30	642	Level 2

DCF method. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivative financial liabilities (Note 19)	147	1,165	Level 2

DCF method. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.

Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Schedule of Fair Value Financial Assets and Financial Liabilities Measured at Fair Value

Except as detailed in the following table, management of the Group considers that the carrying amount of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values.

	2022
	Carrying amount	Fair value	Fair value hierarchy

Due from banks	25,668	25,234	Level 2
Loans to customers	3,154,810	3,192,581	Level 3
Due to banks	16,432	16,400	Level 2
Customer accounts	4,000,690	3,899,302	Level 2
Debt securities issued	140,378	133,825	Level 2
Subordinated debt	67,608	63,500	Level 2

	2023
	Carrying amount	Fair value	Fair value hierarchy

Due from banks	30,683	30,048	Level 2
Loans to customers	4,235,957	4,230,722	Level 3
Due to banks	154	154	Level 2
Customer accounts	5,441,456	5,382,189	Level 2
Debt securities issued	99,468	96,666	Level 2
Subordinated debt	62,369	60,895	Level 2